GOODWILL (Schedule Of Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Goodwill, beginning balance	$ 5,433,000		$ 8,043,000	[1]
Impairment	(879,000)	[2]	(3,093,000)	[2]	(672,000)
Translation differences	(513,000)		483,000
Goodwill, ending balance	4,041,000		5,433,000		8,043,000	[1]
Location Based Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,730,000		3,692,000	[1]
Impairment		[2]	(2,155,000)	[2]
Translation differences	(186,000)		193,000
Goodwill, ending balance	1,544,000		1,730,000
Wireless Communications Products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	3,703,000		4,351,000	[1]
Impairment	(879,000)	[2]	(938,000)	[2]
Translation differences	(327,000)		290,000
Goodwill, ending balance	$ 2,497,000		$ 3,703,000

[1]	The accumulated amount of impairment loss as of January 1, 2013, December 31, 2013 and December 31, 2014 was US$ 2,452,000, US$ 5,545,000 and US$ 6,424,000, respectively.
[2]	During 2014, 2013 and 2012, the Company recorded an amount of US$ 879,000 US$ 3,093,000 and US$ 672,000, respectively, as impairment with respect to goodwill.